UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend

Income Fund

Annual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report February 28, 2015

Parametric Dividend Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Parametric Dividend Income Fund

February 28, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For much of the 12-month period ended February 28, 2015, U.S. equities trended upward, driven by an ongoing, modest economic recovery that contrasted sharply with slowing or stagnant growth in most other regions of the globe. U.S. corporate profits remained strong, while unemployment continued to decline. Falling crude oil prices in the second half of the period contributed to low inflation and higher consumer spending.

The period was not without market volatility. Concerns about the potential repercussions of slowing growth overseas, particularly in China and Europe, periodically rattled U.S. investors and led to market downturns in the third quarter of 2014 and January 2015.

But each time, U.S. stocks bounced back. The Dow Jones Industrial Average2 and the S&P 500 Index both reached new record highs several times during the 12-month period. The final time was in mid-February 2015, as U.S. equities rallied on the European Central Bank’s announcement of a new stimulus program and relief that Greece had avoided exiting the eurozone.

The 12-month period was also marked by a sharp rise in the U.S. dollar against other global currencies, making imports cheaper for U.S. consumers, but U.S. exports pricier.

For the period as a whole, most major U.S. stock indexes delivered double-digit returns. The S&P 500 Index advanced 15.51%, while the Dow Jones Industrial Average gained 13.70%. The technology-laden NASDAQ Composite Index added 16.58%. Large-cap U.S. stocks (as measured by the Russell 1000 Index) fared significantly better than their small-cap counterparts (as measured by the Russell 2000 Index).

Fund Performance

For the period from its inception date of March 26, 2014 through February 28, 2015, Parametric Dividend Income Fund (the Fund) had a total return of 13.88% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the S&P 500 Index (the Index), which had a total return of 15.80% for the same period.

Primary drivers of the Fund’s relative underperformance versus the Index included the Fund’s investment process of generally equally weighting each sector. For the purposes of portfolio construction, the telecommunications and technology sectors are considered one sector. This led to underweight positions versus the Index in larger economic sectors and overweights in smaller ones. Specifically, factors detracting from the Fund’s performance relative to the Index included the Fund’s underweights in information technology and health care, both of which outperformed the overall Index for the period. The Fund’s performance versus the Index was also hampered by the Fund’s overweights in energy and materials, both of which underperformed the overall Index amid falling prices for crude oil and other basic commodities during the period.

In terms of contributors to the Fund’s performance versus the Index, stock selection had a beneficial impact. This was due to individual security selection within economic sectors. While stock selection overall was positive, contributions to the Fund’s performance versus the Index were particularly strong within the utilities, industrials and consumer discretionary sectors.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

February 28, 2015

Performance2,3

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	—	—	13.88%
Institutional Class at NAV	03/26/2014	03/26/2014	—	—	14.09

S&P 500 Index	—	—	15.51%	16.18%	15.80%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				1.05%	0.80%
Net				0.85	0.60

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	03/26/2014	$57,046	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Dividend Income Fund

February 28, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Cracker Barrel Old Country Store, Inc.	0.7%
Coach, Inc.	0.7
Amdocs, Ltd.	0.6
Microchip Technology, Inc.	0.6
Kohl’s Corp.	0.6
Texas Instruments, Inc.	0.6
QUALCOMM, Inc.	0.6
HollyFrontier Corp.	0.6
Pfizer, Inc.	0.6
Altria Group, Inc.	0.6
Total	6.2%

See Endnotes and Additional Disclosures in this report.

4

Parametric Dividend Income Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Dividend Income Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,054.70	$4.33	**	0.85%
Institutional Class	$1,000.00	$1,056.00	$3.06	**	0.60%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.60	$4.26	**	0.85%
Institutional Class	$1,000.00	$1,021.80	$3.01	**	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Dividend Income Fund

February 28, 2015

Portfolio of Investments

Common Stocks — 100.1%

Security	Shares	Value

Aerospace & Defense — 2.8%
Honeywell International, Inc.	192	$19,734
Lockheed Martin Corp.	94	18,805
Northrop Grumman Corp.	121	20,051
Raytheon Co.	184	20,013
United Technologies Corp.	159	19,384

		$97,987

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	275	$20,432
United Parcel Service, Inc., Class B	186	18,922

		$39,354

Automobiles — 0.6%
Ford Motor Co.	1,279	$20,899

		$20,899

Banks — 3.8%
Bank of Hawaii Corp.	305	$18,380
Cullen/Frost Bankers, Inc.	265	17,967
F.N.B. Corp.	1,405	18,026
U.S. Bancorp	420	18,736
United Bankshares, Inc.	496	18,575
Valley National Bancorp	2,020	19,392
Wells Fargo & Co.	335	18,355

		$129,431

Beverages — 1.7%
Coca-Cola Co. (The)	427	$18,489
Dr Pepper Snapple Group, Inc.	254	20,013
PepsiCo, Inc.	195	19,301

		$57,803

Biotechnology — 0.5%
PDL BioPharma, Inc.	2,689	$18,769

		$18,769

Chemicals — 5.7%
Air Products and Chemicals, Inc.	133	$20,767
Airgas, Inc.	167	19,576
Dow Chemical Co. (The)	421	20,730
E.I. du Pont de Nemours & Co.	244	18,995
International Flavors & Fragrances, Inc.	159	19,387

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	210	$18,041
Olin Corp.	740	20,749
Praxair, Inc.	153	19,569
RPM International, Inc.	391	19,765
Scotts Miracle-Gro Co. (The), Class A	314	20,570

		$198,149

Commercial Services & Supplies — 2.3%
Covanta Holding Corp.	854	$18,506
KAR Auction Services, Inc.	535	19,512
Republic Services, Inc.	484	19,805
Waste Management, Inc.	371	20,212

		$78,035

Communications Equipment — 1.8%
Cisco Systems, Inc.	724	$21,365
Motorola Solutions, Inc.	294	19,975
QUALCOMM, Inc.	300	21,753

		$63,093

Containers & Packaging — 2.8%
AptarGroup, Inc.	285	$18,773
Avery Dennison Corp.	360	19,278
Bemis Co., Inc.	412	20,106
MeadWestvaco Corp.	351	18,624
Sonoco Products Co.	444	20,792

		$97,573

Distributors — 0.6%
Genuine Parts Co.	210	$20,177

		$20,177

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	587	$20,287
CenturyLink, Inc.	553	20,937
Frontier Communications Corp.	2,481	19,798
Verizon Communications, Inc.	419	20,720
Windstream Holdings, Inc.	2,350	18,541

		$100,283

Electric Utilities — 5.3%
ALLETE, Inc.	340	$18,646
Duke Energy Corp.	250	19,637
Entergy Corp.	248	19,718

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Portfolio of Investments — continued

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	337	$17,440
Hawaiian Electric Industries Inc.	554	18,310
Pinnacle West Capital Corp.	276	17,686
PPL Corp.	506	17,255
Southern Co. (The)	428	19,598
Westar Energy, Inc.	460	17,871
Xcel Energy, Inc.	502	17,710

		$183,871

Electrical Equipment — 1.1%
Eaton Corp. PLC	282	$20,025
Emerson Electric Co.	339	19,635

		$39,660

Energy Equipment & Services — 2.6%
Diamond Offshore Drilling, Inc.	573	$17,436
Helmerich & Payne, Inc.	280	18,777
National Oilwell Varco, Inc.	331	17,990
Schlumberger, Ltd.	216	18,178
Seadrill, Ltd.	1,571	18,114

		$90,495

Food & Staples Retailing — 1.1%
Sysco Corp.	457	$17,818
Wal-Mart Stores, Inc.	233	19,556

		$37,374

Food Products — 2.7%
B&G Foods, Inc.	621	$17,791
Campbell Soup Co.	413	19,242
ConAgra Foods, Inc.	534	18,679
General Mills, Inc.	354	19,042
Kellogg Co.	287	18,506

		$93,260

Gas Utilities — 1.1%
AGL Resources, Inc.	394	$19,349
Laclede Group, Inc. (The)	339	17,547

		$36,896

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	426	$20,179
Baxter International, Inc.	278	19,224
Becton, Dickinson and Co.	142	20,834

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	269	$20,872

		$81,109

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	205	$21,066
Anthem, Inc.	136	19,917
Cardinal Health, Inc.	236	20,766
HealthSouth Corp.	432	18,775
Omnicare, Inc.	270	20,720
Owens & Minor, Inc.	532	18,971
Patterson Cos., Inc.	387	19,379
Quest Diagnostics, Inc.	263	18,447
UnitedHealth Group, Inc.	185	21,021

		$179,062

Hotels, Restaurants & Leisure — 2.5%
Cracker Barrel Old Country Store, Inc.	151	$22,805
Darden Restaurants, Inc.	331	21,184
McDonald’s Corp.	212	20,967
Six Flags Entertainment Corp.	445	20,154

		$85,110

Household Durables — 1.2%
Leggett & Platt, Inc.	466	$20,993
Tupperware Brands Corp.	277	19,778

		$40,771

Household Products — 2.7%
Church & Dwight Co., Inc.	233	$19,838
Clorox Co. (The)	183	19,881
Colgate-Palmolive Co.	259	18,342
Kimberly-Clark Corp.	164	17,984
Procter & Gamble Co. (The)	208	17,707

		$93,752

Industrial Conglomerates — 1.1%
3M Co.	112	$18,889
General Electric Co.	792	20,584

		$39,473

Insurance — 6.3%
ACE, Ltd.	173	$19,724
American Financial Group, Inc.	318	20,034
Arthur J. Gallagher & Co.	418	19,642

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Portfolio of Investments — continued

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	381	$20,102
Endurance Specialty Holdings, Ltd.	324	20,597
HCC Insurance Holdings, Inc.	369	20,620
Old Republic International Corp.	1,322	20,041
PartnerRe, Ltd.	163	18,663
Progressive Corp. (The)	685	18,255
Travelers Companies, Inc. (The)	175	18,802
Validus Holdings, Ltd.	483	20,112

		$216,592

IT Services — 3.0%
Amdocs, Ltd.	423	$22,207
Automatic Data Processing, Inc.	226	20,078
International Business Machines Corp.	124	20,081
Jack Henry & Associates, Inc.	300	19,650
Paychex, Inc.	408	20,333

		$102,349

Leisure Products — 1.2%
Hasbro, Inc.	336	$20,938
Mattel, Inc.	797	20,977

		$41,915

Machinery — 1.7%
Caterpillar, Inc.	231	$19,150
Deere & Co.	203	18,392
Illinois Tool Works, Inc.	205	20,266

		$57,808

Media — 2.9%
Cinemark Holdings, Inc.	509	$20,726
Meredith Corp.	361	19,364
Omnicom Group, Inc.	254	20,203
Regal Entertainment Group, Class A	898	21,229
Thomson Reuters Corp.	480	18,850

		$100,372

Metals & Mining — 2.3%
Commercial Metals Co.	1,249	$18,798
Freeport-McMoRan, Inc.	934	20,202
Kaiser Aluminum Corp.	257	19,416
Nucor Corp.	427	20,082

		$78,498

Security	Shares	Value

Multi-Utilities — 4.1%
Alliant Energy Corp.	270	$17,172
Avista Corp.	540	18,414
CMS Energy Corp.	519	18,232
Consolidated Edison, Inc.	285	17,995
DTE Energy Co.	227	18,621
Integrys Energy Group, Inc.	232	17,337
SCANA Corp.	310	17,655
TECO Energy, Inc.	881	17,294

		$142,720

Multiline Retail — 1.2%
Kohl’s Corp.	299	$22,066
Target Corp.	250	19,208

		$41,274

Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.	303	$19,950
Chevron Corp.	180	19,203
ConocoPhillips	284	18,517
CVR Energy, Inc.	461	19,357
Exxon Mobil Corp.	197	17,442
Hess Corp.	264	19,821
HollyFrontier Corp.	494	21,731
Kinder Morgan, Inc.	440	18,044
Marathon Oil Corp.	683	19,028
Murphy Oil Corp.	383	19,491
Occidental Petroleum Corp.	231	17,990
Oneok, Inc.	384	16,996
Spectra Energy Corp.	524	18,597
Teekay Corp.	424	18,758
Williams Cos., Inc. (The)	417	20,450

		$285,375

Paper & Forest Products — 0.6%
International Paper Co.	365	$20,590

		$20,590

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	314	$19,129
Eli Lilly & Co.	272	19,086
Johnson & Johnson	195	19,989
Merck & Co., Inc.	324	18,967
Pfizer, Inc.	627	21,519

		$98,690

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Portfolio of Investments — continued

Security	Shares	Value

Road & Rail — 1.1%
CSX Corp.	561	$19,248
Union Pacific Corp.	162	19,482

		$38,730

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	352	$20,606
Intel Corp.	547	18,188
Maxim Integrated Products, Inc.	600	20,637
Microchip Technology, Inc.	431	22,097
Texas Instruments, Inc.	375	22,050

		$103,578

Software — 0.6%
CA, Inc.	615	$20,000

		$20,000

Specialty Retail — 0.6%
Home Depot, Inc. (The)	179	$20,540

		$20,540

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	519	$22,602

		$22,602

Thrifts & Mortgage Finance — 1.1%
New York Community Bancorp, Inc.	1,132	$18,802
People’s United Financial, Inc.	1,205	18,232

		$37,034

Tobacco — 2.9%
Altria Group, Inc.	382	$21,503
Philip Morris International, Inc.	233	19,329
Reynolds American, Inc.	269	20,342
Universal Corp.	407	19,499
Vector Group, Ltd.	877	20,215

		$100,888

Total Common Stocks (identified cost $3,195,860)		$3,451,941

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(1)	$11	$10,819

Total Short-Term Investments (identified cost $10,819)		$10,819

Total Investments — 100.4% (identified cost $3,206,679)		$3,462,760

Other Assets, Less Liabilities — (0.4)%		$(15,077)

Net Assets — 100.0%		$3,447,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Statement of Assets and Liabilities

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $3,195,860)	$3,451,941
Affiliated investment, at value (identified cost, $10,819)	10,819
Dividends receivable	9,683
Interest receivable from affiliated investment	2
Receivable from affiliates	22,088
Total assets	$3,494,533

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$1,443
Distribution and service fees	4
Accrued expenses	45,403
Total liabilities	$46,850
Net Assets	$3,447,683

Sources of Net Assets
Paid-in capital	$3,161,906
Accumulated net realized gain	17,661
Accumulated undistributed net investment income	12,035
Net unrealized appreciation	256,081
Total	$3,447,683

Investor Class Shares
Net Assets	$21,632
Shares Outstanding	1,980
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.93

Institutional Class Shares
Net Assets	$3,426,051
Shares Outstanding	313,392
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.93

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Statement of Operations

Investment Income	Period Ended February 28, 2015(1)
Dividends (net of foreign taxes, $93)	$94,913
Interest allocated from affiliated investment	78
Expenses allocated from affiliated investment	(7)
Total investment income	$94,984

Expenses
Investment adviser and administration fee	$16,460
Distribution and service fees
Investor Class	33
Trustees’ fees and expenses	653
Custodian fee	28,261
Transfer and dividend disbursing agent fees	586
Legal and accounting services	37,511
Printing and postage	12,588
Registration fees	61,794
Miscellaneous	6,279
Total expenses	$164,165
Deduct —
Allocation of expenses to affiliates	$145,277
Total expense reductions	$145,277

Net expenses	$18,888

Net investment income	$76,096

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$92,806
Net realized gain	$92,806
Change in unrealized appreciation (depreciation) —
Investments	$256,081
Net change in unrealized appreciation (depreciation)	$256,081

Net realized and unrealized gain	$348,887

Net increase in net assets from operations	$424,983

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 28, 2015(1)
From operations —
Net investment income	$76,096
Net realized gain from investment transactions	92,806
Net change in unrealized appreciation (depreciation) from investments	256,081
Net increase in net assets from operations	$424,983
Distributions to shareholders —
From net investment income
Investor Class	$(264)
Institutional Class	(65,271)
From net realized gain
Investor Class	(393)
Institutional Class	(74,824)
Total distributions to shareholders	$(140,752)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$19,750
Institutional Class	3,008,146
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	657
Institutional Class	140,095
Cost of shares redeemed
Institutional Class	(5,196)
Net increase in net assets from Fund share transactions	$3,163,452

Net increase in net assets	$3,447,683

Net Assets
At beginning of period	$—
At end of period	$3,447,683

Accumulated undistributed net investment income included in net assets
At end of period	$12,035

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Financial Highlights

	Investor Class
	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.230
Net realized and unrealized gain	1.143

Total income from operations	$1.373

Less Distributions
From net investment income	$(0.197)
From net realized gain	(0.246)

Total distributions	$(0.443)

Net asset value — End of period	$10.930

Total Return(3)	13.88	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.88	%(6)
Net investment income	2.33	%(6)
Portfolio Turnover	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.84% of average daily net assets for the period ended February 28, 2015). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Financial Highlights — continued

	Institutional Class
	Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.249
Net realized and unrealized gain	1.143

Total income from operations	$1.392

Less Distributions
From net investment income	$(0.216)
From net realized gain	(0.246)

Total distributions	$(0.462)

Net asset value — End of period	$10.930

Total Return(3)	14.09	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,426
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.63	%(6)
Net investment income	2.54	%(6)
Portfolio Turnover	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.84% of average daily net assets for the period ended February 28, 2015). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric Dividend Income Fund

February 28, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 26, 2014. The Fund’s investment objective is total return and current income. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Parametric Dividend Income Fund

February 28, 2015

Notes to Financial Statements — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended February 28, 2015 was as follows:

Period Ended February 28, 2015(1)

Distributions declared from:
Ordinary income	$140,752

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

During the period ended February 28, 2015, accumulated net realized gain was increased by $72, accumulated undistributed net investment income was increased by $1,474 and paid-in capital was decreased by $1,546 due to differences between book and tax accounting, primarily for investments in partnerships, non-deductible expenses and distributions from real estate investment trusts. These reclassifications had no effect on the net assets or net asset value per share of the fund.

As of February 28, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$39,771
Undistributed long-term capital gains	$4
Net unrealized appreciation	$246,002

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,216,758

Gross unrealized appreciation	$356,306
Gross unrealized depreciation	(110,304)

Net unrealized appreciation	$246,002

17

Parametric Dividend Income Fund

February 28, 2015

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended February 28, 2015, the investment adviser and administration fee amounted to $16,460 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% and 0.60% (0.95% and 0.70% prior to July 10, 2014) of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2015. Pursuant to this agreement, EVM and Parametric were allocated $145,277 in total of the Fund’s operating expenses for the period ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended February 28, 2015, EVM earned $45 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2015 amounted to $33 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,353,862 and $1,250,808, respectively, for the period ended February 28, 2015.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Period Ended February 28, 2015(1)

Sales	1,918
Issued to shareholders electing to receive payments of distributions in Fund shares	62

Net increase	1,980

18

Parametric Dividend Income Fund

February 28, 2015

Notes to Financial Statements — continued

Institutional Class	Period Ended February 28, 2015(1)

Sales	300,726
Issued to shareholders electing to receive payments of distributions in Fund shares	13,157
Redemptions	(491)

Net increase	313,392

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

At February 28, 2015, EVM owned 99.3% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended February 28, 2015.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$3,451,941	*	$—	$—	$3,451,941
Short-Term Investments	—		10,819	—	10,819

Total Investments	$3,451,941		$10,819	$—	$3,462,760

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Parametric Dividend Income Fund

February 28, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Dividend Income Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Dividend Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of February 28, 2015, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, March 26, 2014, to February 28, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Dividend Income Fund as of February 28, 2015, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, March 26, 2014, to February 28, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2015

20

Parametric Dividend Income Fund

February 28, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2015, the Fund designates approximately $90,591, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 49.40% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $4 or, if subsequently determined to be different, the net capital gain of such year.

21

Parametric Dividend Income Fund

February 28, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

22

Parametric Dividend Income Fund

February 28, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

23

Parametric Dividend Income Fund

February 28, 2015

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

17885 2.28.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Dividend Income Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 37 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the registrant for the initial fiscal period from the commencement of operations on March 26, 2014 to February 28, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Dividend Income Fund

Fiscal Period Ended*	2/28/15
Audit Fees	$22,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$12,780
All Other Fees(3)	$0

Total	$34,830

*	Fund commenced operations on March 26, 2014.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15
Audit Fees	$117,400	$556,530	$93,320	$125,080	$47,050	$122,212	$558,976	$97,220	$132,030	$22,050
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$147,370	$855,990	$150,370	$165,870	$62,705	$156,162	$886,896	$159,330	$180,415	$34,830

*	Information is not presented for fiscal years ended 8/31/13 or 2/28/14, as no Series in the Trust with such fiscal year ends were in operation during such periods.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/13	10/31/13	12/31/13	1/31/14	8/31/14	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15
Registrant(1)	$29,970	$299,460	$57,050	$40,790	$15,655	$33,950	$327,920	$62,110	$48,385	$12,780
Eaton Vance(2)	$369,820	$526,385	$409,385	$370,325	$256,315	$256,315	$99,750	$99,750	$99,750	$99,750

*	Information is not presented for fiscal years ended 8/31/13 or 2/28/14, as no Series in the Trust with such fiscal year ends were in operation during such periods.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015